The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at October 31, 2021 and Ja (Details) - USD ($)
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Sub-total	$ 343,806	$ 168,850	$ 178,600
Less: Accumulated depreciation	(109,468)	(88,823)	(64,091)
Total Property	234,338	80,027	114,509
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub-total	94,042	85,413	95,163
Shopequipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	43,004	43,004	$ 43,004
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 206,760	$ 40,433